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Class N & Class Z | AMG Yacktman Fund

AMG FUNDS

AMG YACKTMAN FUND

Supplement to Prospectus dated May 1, 2017

Multiple Classes - Supplemental Information

Multiple Class Information

AMG Yacktman Fund currently offers Class I shares and AMG Yacktman Special Opportunities Fund currently offers Class I shares and Class Z shares. In addition to the classes of shares of AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, AMG Yacktman Fund may from time to time issue one or more of Class N shares or Class Z shares and AMG Yacktman Special Opportunities Fund may from time to time issue Class N shares.

Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.

Shareholders of Class N shares of AMG Yacktman Fund may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Class N shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Class N shares are also subject to a Rule 12b-1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the “Trust”), as described below. Shareholders of Class Z shares of AMG Yacktman Fund do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b-1 distribution and service plan.

As a result of these differences in the distribution and servicing arrangements, Class N shares can be expected to bear higher expenses than Class I and Class Z shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.

Performance

Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.

Shareholder Fees (fees paid directly from your investment)

AMG Yacktman Fund

	Class N	Class Z
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

AMG Yacktman Fund

	Class N	Class Z
Management Fee[1]	0.43%	0.43%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.34%	0.19%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	1.05%	0.65%

1	Expense information has been restated to reflect current fees.

Example

This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the Example includes the Fund’s contractual expense limitation through May 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AMG Yacktman Fund
Class N	$107	$334	$579	$1,283
Class Z	$66	$208	$362	$810

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.